Reconciliation of GAAP Net Income to Adjusted Net Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 29, 2023	Jul. 30, 2022	Jul. 29, 2023	Jul. 30, 2022
Income Statement [Abstract]
Net income (loss) and total comprehensive income (loss)	$ 15,222	$ 17,805	$ 19,818	$ 32,220
Add: Income tax provision	6,665	5,912	8,630	10,922
Income before provision for income tax	21,887	23,717	28,448	43,142
Add: Loss on debt refinancing			12,702
Add: Adjustment for costs to exit retail stores		(3)		(246)
Add: Impairment of long-lived assets	45		45	108
Add: Other non-recurring items	2	4	2	4
Adjusted income before income tax provision	21,934	23,718	41,197	43,008
Less: Adjusted tax provision	6,120	6,024	11,494	10,924
Adjusted net income	$ 15,814	$ 17,694	$ 29,703	$ 32,084
Adjusted net income per share attributable to common shareholders
Basic	$ 1.12	$ 1.27	$ 2.10	$ 2.31
Diluted	$ 1.10	$ 1.24	$ 2.07	$ 2.26
Weighted average number of common shares
Basic	14,158,837	13,930,366	14,111,124	13,902,457
Diluted	14,367,751	14,252,429	14,345,179	14,211,768